Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of the Company’s Revenue from Continuing Operations - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Net revenues	$ 8,575,293	$ 5,161,698
Sales of self-manufactured battery cells, battery packs, e-bicycles, electronic control system and intelligent robots [Member]
Disaggregation of Revenue [Line Items]
Net revenues	8,342,626	4,734,580
Maintenance services [Member]
Disaggregation of Revenue [Line Items]
Net revenues	175,627
Others [Member]
Disaggregation of Revenue [Line Items]
Net revenues	$ 57,040	$ 427,118